Information by industry segment and by geographical area (Details 1) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	€ 89,816	€ 99,068	€ 112,028	[2]
Capital expenditure in tangible and intangible assets		8,681	9,180	11,302
Italy [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	18,449	18,769	21,360
Capital expenditure in tangible and intangible assets		1,090	1,163	1,320
Other European [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	7,706	7,370	12,370
Capital expenditure in tangible and intangible assets		316	331	708
Rest of Europe [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	6,160	6,960	7,937
Capital expenditure in tangible and intangible assets		387	460	1,151
Americas [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	4,406	5,397	7,442
Capital expenditure in tangible and intangible assets		278	233	727
Asia [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	16,527	19,471	22,359
Capital expenditure in tangible and intangible assets		898	1,978	2,326
Africa [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	35,385	39,812	38,927
Capital expenditure in tangible and intangible assets		5,699	5,004	5,020
Other areas [Member]
DisclosureOfSegmentalAnalysisLineItems [Line Items]
Identifiable assets	[1]	1,183	1,289	1,633
Capital expenditure in tangible and intangible assets		€ 13	€ 11	€ 50

[1]	Each individual amount included herein was lower than €50 million.
[2]	Includes assets directly associated with the generation of operating profit.